SUBSEQUENT EVENTS (Details)					6 Months Ended
	Jul. 06, 2026	Jun. 19, 2026 $ / shares shares	Jun. 15, 2026 $ / shares shares	May 06, 2026 agreement	Mar. 31, 2026 item $ / shares shares	Sep. 30, 2025 $ / shares shares	Aug. 01, 2025 $ / shares	Jul. 26, 2022 $ / shares shares
SUBSEQUENT EVENTS
Number of new service agreements | item					2
Ordinary shares, par value (in dollars per share) | $ / shares					$ 1
Ordinary shares, shares authorized (in shares)					800,000,000	800,000,000		200,000,000
Common Class A
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0125	$ 0.0125	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized (in shares)					760,000,000	760,000,000		190,000,000
Common Class B
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0125	$ 0.0125		$ 0.00025
Ordinary shares, shares authorized (in shares)					40,000,000	40,000,000		10,000,000
Subsequent Events
SUBSEQUENT EVENTS
Number of new service agreements | agreement				2
Service cost, term of service				12 months
Reverse stock split, conversion ratio	0.02	0.02
Subsequent Events | Common Class A
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0125	$ 0.0125
Ordinary shares, shares authorized (in shares)		760,000,000
Subsequent Events | Common Class A | Bangyuan Liu
SUBSEQUENT EVENTS
Stock issued during period, shares			56,000
Subsequent Events | Common Class A | Akaewood Investment Holding Co., Ltd
SUBSEQUENT EVENTS
Stock issued during period, shares			64,000
Subsequent Events | Common Class B
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0125
Ordinary shares, shares authorized (in shares)		40,000,000